Long-Term Debt, net - Maturities (Details) $ in Thousands	Apr. 08, 2020 USD ($) installment	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)
Scheduled maturities of long-term debt
June 30, 2021		$ 123,084
June 30, 2022		109,477
June 30, 2023		87,422
June 30, 2024		1,055,258
June 30, 2025		12,050
Total long-term debt		1,387,291
Debt refinancing discussion
Unpaid loan amendment fees		7,400	$ 14,800
Fixed principal repayments
Scheduled maturities of long-term debt
June 30, 2021		123,084
June 30, 2022		109,477
June 30, 2023		87,422
June 30, 2024		38,079
June 30, 2025		1,650
Total long-term debt		359,712
Final payments
Scheduled maturities of long-term debt
June 30, 2024		1,017,179
June 30, 2025		10,400
Total long-term debt		1,027,579
Macquarie Bank $24 mil. Facility
Debt refinancing discussion
Borrowing from Bank	$ 24,000	$ 24,000
Number Of Vessels Acquired	2
Number of quarterly installment | installment	19
Debt Instrument, Term	5 years
Balloon Payment	$ 10,400
Macquarie Bank $24 mil. Facility | LIBOR
Debt refinancing discussion
Margin percentage	3.90%